Consolidated Statement of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class A Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	$ (0.97)	$ (0.56)	$ (0.24)
Net loss per share - diluted (in dollars per share)	(0.97)	(0.56)	(0.24)
Class B Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	(0.97)	(0.56)	(0.24)
Net loss per share - diluted (in dollars per share)	$ (0.97)	$ (0.56)	$ (0.24)
Revenue	$ 2,034,261	$ 2,368,085	$ 2,440,818
Cost of sales	(2,910,428)	(2,778,222)	(2,339,696)
Gross (loss) profit	(876,167)	(410,137)	101,122
Selling, general, and administrative expense	(890,703)	(944,177)	(840,151)
Research and development expense	(38,350)	(157,280)	(174,916)
Other operating income (expense), net	(8,091)	42,080	(305)
Listing expense	0	0	(372,318)
Operating loss	(1,813,311)	(1,469,514)	(1,286,568)
Finance income	23,879	69,565	8,552
Finance expense	(393,785)	(213,242)	(108,402)
Fair value change - Earn-out rights	126,624	443,168	902,068
Fair value change - Class C Shares	2,500	22,000	35,090
Share of losses in associates	(4,970)	(43,304)	0
Loss before income taxes	(2,059,063)	(1,191,327)	(449,260)
Income tax benefit (expense)	9,166	9,452	(29,757)
Net loss	$ (2,049,897)	$ (1,181,875)	$ (479,017)
Net loss per share - basic (in dollars per share)	$ (0.97)	$ (0.56)	$ (0.24)
Net loss per share - diluted (in dollars per share)	$ (0.97)	$ (0.56)	$ (0.24)
Items that may be subsequently reclassified to the Consolidated Statement of Loss:
Exchange rate differences from translation of foreign operations	$ (37,513)	$ (10,143)	$ 431
Total other comprehensive (loss) income	(37,513)	(10,143)	431
Total comprehensive loss	$ (2,087,410)	$ (1,192,018)	$ (478,586)